Financial instruments and risk management - Summary of financial assets and liabilities by categories (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [Line Items]
Cash and cash equivalents	$ 12,807	$ 10,381
Trade and other financial receivables	2,762	3,286
Equity shares and quoted funds	117	75
Other investments, including loans	2,682	2,899
Loans to equity accounted units including quasi equity loans	96	153
Total	18,736	17,459
Trade and other financial payables	(6,356)	(5,847)
Short-term borrowings and bank overdrafts	(1,136)	(584)
Medium-term and long-term borrowings	(12,395)	(13,247)
Derivatives and embedded derivatives not related to net debt: not designated as hedges	(255)
Embedded derivatives not related to net debt: designated as hedges	(123)	(20)
Other financial liabilities	(20)	0
Total financial liabilities	(20,525)	(19,862)
Highly liquid financial assets held in managed investment funds classified as held for trading	2,401	2,538
Financial liabilities at amortised cost, category
Disclosure of financial assets [Line Items]
Trade and other financial payables	(6,289)	(5,817)
Short-term borrowings and bank overdrafts	(1,136)	(584)
Medium-term and long-term borrowings	(12,395)	(13,247)
Derivatives and embedded derivatives not related to net debt: not designated as hedges	0
Embedded derivatives not related to net debt: designated as hedges	0	0
Other financial liabilities	(20)	0
Total financial liabilities	(19,840)	(19,648)
Fair value through profit loss
Disclosure of financial assets [Line Items]
Trade and other financial payables	(67)	(30)
Short-term borrowings and bank overdrafts	0	0
Medium-term and long-term borrowings	0	0
Derivatives and embedded derivatives not related to net debt: not designated as hedges	(255)
Embedded derivatives not related to net debt: designated as hedges	(123)	(20)
Other financial liabilities	0	0
Total financial liabilities	(685)	(214)
Amortised cost
Disclosure of financial assets [Line Items]
Cash and cash equivalents	8,669	3,970
Trade and other financial receivables	1,598	1,479
Equity shares and quoted funds	0	0
Other investments, including loans	22	138
Loans to equity accounted units including quasi equity loans	96	153
Total	10,385	5,740
Fair value through other comprehensive income
Disclosure of financial assets [Line Items]
Cash and cash equivalents	0	0
Trade and other financial receivables	0	0
Equity shares and quoted funds	98	64
Other investments, including loans	0	0
Loans to equity accounted units including quasi equity loans	0	0
Total	98	64
Fair value through profit and loss
Disclosure of financial assets [Line Items]
Cash and cash equivalents	4,138	6,411
Trade and other financial receivables	1,164	1,807
Equity shares and quoted funds	19	11
Other investments, including loans	2,660	2,761
Loans to equity accounted units including quasi equity loans	0	0
Total	8,253	11,655
Fair value hedges related to debt
Disclosure of financial assets [Line Items]
Derivatives related to net debt: designated as hedges	139	388
Embedded derivatives not related to net debt: designated as hedges		73
Derivatives related to net debt: designated as hedges	(240)	(140)
Fair value hedges related to debt | Financial liabilities at amortised cost, category
Disclosure of financial assets [Line Items]
Derivatives related to net debt: designated as hedges	0	0
Fair value hedges related to debt | Fair value through profit loss
Disclosure of financial assets [Line Items]
Derivatives related to net debt: designated as hedges	(240)	(140)
Fair value hedges related to debt | Amortised cost
Disclosure of financial assets [Line Items]
Derivatives related to net debt: designated as hedges	0	0
Embedded derivatives not related to net debt: designated as hedges		0
Fair value hedges related to debt | Fair value through other comprehensive income
Disclosure of financial assets [Line Items]
Derivatives related to net debt: designated as hedges	0	0
Embedded derivatives not related to net debt: designated as hedges		0
Fair value hedges related to debt | Fair value through profit and loss
Disclosure of financial assets [Line Items]
Derivatives related to net debt: designated as hedges	139	388
Embedded derivatives not related to net debt: designated as hedges		73
Fair value hedges excluding net debt
Disclosure of financial assets [Line Items]
Derivatives and embedded derivatives not related to net debt: not designated as hedges	133	204
Derivatives and embedded derivatives not related to net debt: not designated as hedges		(24)
Fair value hedges excluding net debt | Financial liabilities at amortised cost, category
Disclosure of financial assets [Line Items]
Derivatives and embedded derivatives not related to net debt: not designated as hedges		0
Fair value hedges excluding net debt | Fair value through profit loss
Disclosure of financial assets [Line Items]
Derivatives and embedded derivatives not related to net debt: not designated as hedges		(24)
Fair value hedges excluding net debt | Amortised cost
Disclosure of financial assets [Line Items]
Derivatives and embedded derivatives not related to net debt: not designated as hedges	0	0
Fair value hedges excluding net debt | Fair value through other comprehensive income
Disclosure of financial assets [Line Items]
Derivatives and embedded derivatives not related to net debt: not designated as hedges	0	0
Fair value hedges excluding net debt | Fair value through profit and loss
Disclosure of financial assets [Line Items]
Derivatives and embedded derivatives not related to net debt: not designated as hedges	$ 133	$ 204